Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income

Following are the components of accumulated other comprehensive (loss) income:

At December 31,	2012	2011	2010
Unrealized gain on investments	$9.2	$9.4	$.8
Tax effect	(2.6)	(2.8)	(.3)

	6.6	6.6	.5

Unrealized loss on derivative contracts	(39.0)	(32.3)	(27.1)
Tax effect	11.8	10.3	9.2

	(27.2)	(22.0)	(17.9)

Pension and postretirement:
Unrecognized:
Actuarial loss	(751.9)	(722.5)	(465.1)
Prior service cost	(8.6)	(12.3)	(13.9)
Net initial obligation	(.6)	(.6)	(.7)
Tax effect	264.6	257.3	167.3

	(496.5)	(478.1)	(312.4)

Currency translation adjustment	357.6	274.5	371.1

Accumulated other comprehensive (loss) income	$(159.5)	$(219.0)	$41.3